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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2000.

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ X ]; Amendment Number: ___2__

   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       International Specialty Products Inc.
Address:    300 Delaware Avenue
            Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard A. Weinberg
Title:      Executive Vice President and General Counsel
Phone:      973-628-3520

Signature, Place, and Date of Signing:

/s/Richard A. Weinberg     Wayne, New Jersey     August 21, 2000
----------------------     ------------------- -----------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    9

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:             $ 8,381
                                                   (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number                          Name
---           --------------------                          ----

1                      28-5135                   BMCA Holdings Corporation

2                      28-5328                   Building Materials Corporation
                                                            of America

3                      28-4533                   Building Materials Investment
                                                            Corporation

4                      28-2655                   G Industries Corp.

5                      28-2656                   G-I Holdings Inc.

6                      28-5326                   GAF Building Materials
                                                            Corporation

7                      28-2521                   GAF Corporation

8                      28-4770                   GAF Fiberglass Corporation

9                      28-7274                   ISP Opco Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1                   Column 2   Column 3    Column 4    Column 5      Column 6       Column 7             Column 8

                             Title                             Shares
                              Of                    Value        Or        Investment       Other           Voting Authority
Name of Issuer               Class      CUSIP    (x $1,000)   Prin Amt     Discretion      Managers       Sole   Shared       None
--------------               -----      -----    ----------   --------     ----------      --------       ----   ------       ----
Union Carbide Corporation     COM     905581104      5,746   101,145 SH     DEFINED            9                 101,145
Union Carbide Corporation     COM     905581104        342     6,014 SH     DEFINED     1,2,3,4,5,6,7,8,9          6,014
Reynolds Metals Company       COM     761763101      1,720    28,481 SH     DEFINED            9                  28,481
Reynolds Metals Company       COM     761763101        573     9,494 SH     DEFINED     1,2,3,4,5,6,7,8,9          9,494

                              Column Total           8,381
                                                ==========


Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.










As of September 30, 1999